Note 4 - Acquisition-Related Items	12 Months Ended
Dec. 31, 2012
Business Combination Disclosure Acquisition Related Items [Text Block]
4.	Acquisition-related items

Acquisition-related expense (income) is comprised of the following:

	2012	2011	2010

Contingent consideration compensation expense	$5,096	$2,819	$1,532
Contingent consideration fair value adjustments	3,645	969	935
Transaction costs	5,032	861	1,158
Reclassification from accumulated other comprehensive loss	2,553	-	-
Settlement of acquisition-related liability	-	-	(4,496)
	$16,326	$4,649	$(871)

Contingent consideration compensation expense and contingent consideration fair value adjustments relate to acquisitions made in the current year as well as acquisitions made in the preceding two years.

On March 28, 2012, CI UK entered into an administration process, and as a result the Company’s 29.5% equity investment, held since October 2009, ceased.  As such, the company released $2,553 of accumulated other comprehensive loss related to this investment into earnings.

The settlement of the acquisition-related liability was related to a potential sales tax liability of an acquired entity over which the statute of limitations lapsed during the year ended December 31, 2010.